Summary of Significant Accounting Policies (Details 2) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables And Accruals [Line Items]
Accrued expenses	$ 445,812	$ 653,047	$ 202,165
Accrued interest	251,087	39,911	224,804
Accrued warranties	81,250	81,250	0
Accrued payroll and benefits	285,322	286,979	304,001
Unearned revenue	37,900	7,980	33,490
Other payables and accrued expenses	$ 1,101,371	$ 1,069,167	$ 764,460